UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Avesta Capital Advisors LLC
Address: 1221 Ave of Americas, 41st Floor
         New York, NY  10020

13F File Number:  28-10521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carl M. O'Connell
Title:     Chief Financial Officer
Phone:     212-332-8868

Signature, Place, and Date of Signing:

      /s/ Carl M. O'Connell     New York, NY     November 10, 2003

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $142,683 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207     1386    50000 SH       SOLE                    50000        0        0
ALLEGHENY ENERGY INC           COM              017361106     1371   150000 SH       SOLE                   150000        0        0
APPLE COMPUTER INC             COM              037833100     2072   100000 SH       SOLE                   100000        0        0
AVERY DENNISON CORP            COM              053611109     1010    20000 SH       SOLE                    20000        0        0
BEST BUY INC                   COM              086516101     4752   100000 SH       SOLE                   100000        0        0
BLACK & DECKER CORP            COM              091797100     2028    50000 SH       SOLE                    50000        0        0
BOISE CASCADE CORP             COM              097383103     2760   100000 SH       SOLE                   100000        0        0
BRINKS CO                      COM              109696104      868    50000 SH       SOLE                    50000        0        0
BURLINGTON RES INC             COM              122014103     1205    25000 SH       SOLE                    25000        0        0
CATERPILLAR INC DEL            COM              149123101     6884   100000 SH       SOLE                   100000        0        0
CENTURY ALUM CO                COM              156431108     1500   140000 SH       SOLE                   140000        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     8618   225000 SH       SOLE                   225000        0        0
CNF INC                        COM              12612W104     1603    50000 SH       SOLE                    50000        0        0
COLGATE PALMOLIVE CO           COM              194162103     4192    75000 SH       SOLE                    75000        0        0
CONCORD CAMERA CORP            COM              206156101     1385   130000 SH       SOLE                   130000        0        0
COOPER INDS LTD                CL A             G24182100     4803   100000 SH       SOLE                   100000        0        0
DEERE & CO                     COM              244199105     5331   100000 SH       SOLE                   100000        0        0
DISNEY WALT CO                 COM DISNEY       254687106     8068   400000 SH       SOLE                   400000        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     2954   130000 SH       SOLE                   130000        0        0
DOW CHEM CO                    COM              260543103     6508   200000 SH       SOLE                   200000        0        0
ELLIS PERRY INTL INC           COM              288853104     1142    40000 SH       SOLE                    40000        0        0
ENSCO INTL INC                 COM              26874Q100     5364   200000 SH       SOLE                   200000        0        0
GEORGIA GULF CORP              COM PAR $0.01    373200203     3794   162500 SH       SOLE                   162500        0        0
HOME DEPOT INC                 COM              437076102     8759   275000 SH       SOLE                   275000        0        0
INTERFACE INC                  CL A             458665106      484    90000 SH       SOLE                    90000        0        0
INTL PAPER CO                  COM              460146103     9755   250000 SH       SOLE                   250000        0        0
JOY GLOBAL INC                 COM              481165108     2869   180000 SH       SOLE                   180000        0        0
LAMAR ADVERTISING CO           CL A             512815101     3535   120000 SH       SOLE                   120000        0        0
MANITOWOC INC                  COM              563571108     1085    50000 SH       SOLE                    50000        0        0
MGM MIRAGE                     COM              552953101     3655   100000 SH       SOLE                   100000        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2775   150000 SH       SOLE                   150000        0        0
PACIFIC SUNWEAR CALIF INC      COM              694873100     2066   100000 SH       SOLE                   100000        0        0
PEP BOYS MANNY MOE & JACK      COM              713278109     2754   180000 SH       SOLE                   180000        0        0
POPE & TALBOT INC              COM              732827100     1353    89500 SH       SOLE                    89500        0        0
REGAL ENTMT GROUP              CL A             758766109     1860   100000 SH       SOLE                   100000        0        0
SKECHERS U S A INC             CL A             830566105      742   100000 SH       SOLE                   100000        0        0
TIMBERLAND CO                  CL A             887100105     2133    50000 SH       SOLE                    50000        0        0
TYCO INTL LTD NEW              COM              902124106     2043   100000 SH       SOLE                   100000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     3253    85000 SH       SOLE                    85000        0        0
VIACOM INC                     CL A             925524100     9575   250000 SH       SOLE                   250000        0        0
WET SEAL INC                   CL A             961840105     1407   140000 SH       SOLE                   140000        0        0
YELLOW CORP                    COM              985509108     2982   100000 SH       SOLE                   100000        0        0